Summary of Significant Accounting Policies (Details) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 04, 2021	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Offering Costs (in Dollars)	$ 16,392,714	$ 16,392,714		$ 16,392,714		$ 16,392,714
Transaction costs allocable to warrant liabilities (in Dollars)				$ 760,022		$ 760,022
Price per unit (in Dollars per share)						$ 10
Warrants issued (in Shares)				22,625,000
Maturity days		185 days		185 days
Effective income tax rate		0.48%	0.21%	6.37%	0.21%	5.20%	0.00%
Statutory federal income tax rate		21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
Federally insured (in Dollars)				$ 250,000
Initial Public Offering [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Sale of unit (in Shares)		28,750,000		28,750,000
Over-Allotment Option [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Price per unit (in Dollars per share)		$ 10		$ 10
Sale of unit (in Shares)		3,750,000		3,750,000
Public Shares [Member] | Initial Public Offering [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Units issued (in Shares)	28,750,000					28,750,000
Warrants issued (in Shares)						22,625,000
Public Shares [Member] | Over-Allotment Option [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Units issued (in Shares)	3,750,000					3,750,000
Price per unit (in Dollars per share)						$ 10